UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: July 31, 2015

ITEM 1. REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Schedule of investments

July 31, 2015

Ultra Short Obligations Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 19.7%
Consumer Staples — 2.2%
Beverages — 0.9%
Anheuser-Busch InBev Finance Inc., Senior Notes	0.800%	1/15/16	$130,000	$130,196
Household Products — 1.3%
Kimberly-Clark Corp., Senior Notes	4.279%	12/21/15	200,000	202,926	(a)
Total Consumer Staples				333,122
Energy — 0.8%
Oil, Gas & Consumable Fuels — 0.8%
Enterprise Products Operating LLC, Senior Notes	3.200%	2/1/16	125,000	126,330
Financials — 12.6%
Banks — 4.3%
Bank of Montreal, Senior Notes	0.756%	9/11/15	350,000	350,145	(b)
ING Bank NV, Senior Notes	3.000%	9/1/15	300,000	300,479	(a)
Total Banks				650,624
Consumer Finance — 3.6%
American Express Credit Corp., Senior Notes	2.750%	9/15/15	200,000	200,515
Toyota Motor Credit Corp., Senior Notes	0.436%	9/18/15	350,000	350,073	(b)
Total Consumer Finance				550,588
Diversified Financial Services — 2.1%
General Electric Capital Corp., Senior Notes	4.375%	9/21/15	308,000	309,582
Insurance — 2.6%
Travelers Cos. Inc., Senior Notes	5.500%	12/1/15	380,000	386,138
Total Financials				1,896,932
Industrials — 0.7%
Aerospace & Defense — 0.7%
Precision Castparts Corp., Senior Notes	0.700%	12/20/15	100,000	99,950
Information Technology — 3.4%
Communications Equipment — 2.3%
Cisco Systems Inc., Senior Notes	0.333%	9/3/15	350,000	350,010	(b)
IT Services — 1.1%
International Business Machines Corp., Senior Notes	0.374%	2/5/16	170,000	170,061	(b)
Total Information Technology				520,071
Total Investments before Short-Term Investments (Cost — $2,977,637)				2,976,405
Short-Term Investments — 80.6%
Bank Notes — 1.7%
Bank of America N.A. (Cost — $250,000)	0.400%	1/11/16	250,000	250,019
Certificates of Deposit — 39.4%
Bank of Montreal	0.345%	1/20/16	150,000	150,010	(b)
Bank of Nova Scotia	0.726%	9/11/15	505,000	505,196	(b)

See Notes to Financial Statements.

26	Ultra Short Obligations Portfolio 2015 Annual Report

Ultra Short Obligations Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Bank of Tokyo-Mitsubishi UFJ NY	0.487%	1/20/16	$275,000	$274,990	(b)
BNP Paribas NY Branch	0.490%	10/21/15	350,000	350,188
Canadian Imperial Bank of Commerce	0.376%	11/16/15	400,000	399,987	(b)
Citibank N.A.	0.404%	10/8/15	150,000	149,999	(b)
Credit Agricole Corp.	0.390%	8/3/15	250,000	250,000
Credit Suisse NY	0.386%	1/11/16	100,000	100,002	(b)
Lloyds Bank PLC	0.470%	11/6/15	250,000	250,138
Mizuho Bank Ltd.	0.350%	11/16/15	300,000	300,028
Natixis NY	0.540%	8/21/15	375,000	375,014
Norinchukin Bank	0.270%	10/6/15	300,000	300,013
Oversea-Chinese Banking Corp. Ltd.	0.345%	1/25/16	100,000	100,007	(b)
Royal Bank of Canada NY	0.338%	1/7/16	150,000	150,003	(b)
Royal Bank of Canada NY	0.346%	2/17/16	150,000	150,004	(b)
Skandinaviska Enskilda Banken AB	0.596%	11/16/15	250,000	250,008	(b)
Standard Chartered Bank NY	0.430%	1/4/16	250,000	250,043
State Street Bank & Trust Co.	0.357%	2/11/16	150,000	150,004	(b)
Sumitomo Mitsui Banking Corp.	0.387%	1/12/16	300,000	300,007	(b)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.338%	11/19/15	100,000	99,947	(b)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.385%	1/22/16	200,000	200,014	(b)
Svenska Handelsbanken NY	0.215%	9/16/15	250,000	250,005
Wells Fargo Bank N.A.	0.287%	9/14/15	350,000	350,021	(b)
Westpac Banking Corp.	0.469%	4/15/16	300,000	300,176	(b)
Total Certificates of Deposit (Cost — $5,955,860)				5,955,804
Commercial Paper — 36.7%
Bank Nederlandse Gemeenten NV	0.270%	8/12/15	350,000	349,971	(c)(d)
BNZ International Funding Ltd.	0.330%	11/9/15	250,000	249,837	(c)(d)
BP Capital Markets PLC	0.588%	10/20/15	300,000	299,878	(c)(d)
Caisse des Depots et Consignations	0.300%	10/1/15	250,000	249,910	(a)(c)
Coca-Cola Co.	0.291%	9/17/15	250,000	249,905	(c)(d)
Credit Suisse NY	0.260%	9/1/15	150,000	149,966	(c)
Credit Suisse NY	0.451%	1/4/16	100,000	99,828	(c)
DBS Bank Ltd.	0.240%	9/9/15	485,000	484,874	(c)(d)
DnB NOR Bank ASA	0.290%	8/21/15	350,000	349,944	(c)(d)
Ecolab Inc.	0.450%	9/14/15	250,000	249,863	(c)(d)
HSBC Bank PLC	0.346%	1/12/16	250,000	249,993	(b)(d)
JPMorgan Securities LLC	0.300%	10/5/15	125,000	124,951	(c)
JPMorgan Securities LLC	0.401%	12/4/15	250,000	249,736	(c)
Lloyds Bank PLC	0.401%	12/30/15	175,000	174,728	(c)

See Notes to Financial Statements.

Ultra Short Obligations Portfolio 2015 Annual Report	27

Schedule of investments (cont’d)

July 31, 2015

Ultra Short Obligations Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Nordea Bank AB	0.300%	10/19/15	$250,000	$249,859	(c)(d)
NRW Bank	0.230%	8/3/15	350,000	349,996	(c)(d)
Oversea-Chinese Banking Corp. Ltd.	0.250%	9/23/15	270,000	269,901	(c)
PNC Bank N.A.	0.411%	10/14/15	250,000	249,883	(c)
Swedbank AB	0.336%	9/16/15	300,000	299,872	(c)
Toronto Dominion Holdings	0.331%	12/9/15	300,000	299,704	(c)(d)
United Overseas Bank Ltd.	0.300%	11/16/15	300,000	299,780	(c)(d)
Total Commercial Paper (Cost — $5,551,641)				5,552,379
Time Deposits — 2.8%
Credit Agricole	0.110%	8/3/15	223,000	223,000
Standard Chartered Bank NY	0.010%	8/3/15	200,000	200,000
Total Time Deposits (Cost — $423,000)				423,000
Total Short-Term Investments (Cost — $12,180,501)				12,181,202
Total Investments — 100.3% (Cost — $15,158,138#)				15,157,607
Liabilities in Excess of Other Assets — (0.3)%				(39,926)
Total Net Assets — 100.0%				$15,117,681

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Rate shown represents yield-to-maturity.

(d)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

28	Ultra Short Obligations Portfolio 2015 Annual Report

Statement of assets and liabilities

July 31, 2015

Assets:
Investments, at value (Cost — $15,158,138)	$15,157,607
Cash	857
Interest receivable	29,271
Deferred offering costs	10,743
Total Assets	15,198,478

Liabilities:
Payable for offering and organization costs	42,817
Trustees’ fees payable	19
Accrued expenses	37,961
Total Liabilities	80,797
Total Net Assets	$15,117,681

Represented by:
Paid-in-capital	$15,117,681

See Notes to Financial Statements.

Ultra Short Obligations Portfolio 2015 Annual Report	29

Statement of operations

For the Period Ended July 31, 2015†

Investment Income:
Interest	$27,224
Less: Foreign taxes withheld	(76)
Total Investment Income	27,148

Expenses:
Organization expenses (Note 1)	18,000
Audit and tax fees	15,999
Offering costs (Note 1)	14,074
Legal fees	10,499
Fund accounting fees	9,958
Custody fees	3,800
Trustees’ fees	133
Miscellaneous expenses	10,717
Total Expenses	83,180
Less: Fee waivers and/or expense reimbursements (Note 2)	(67,777)
Net Expenses	15,403
Net Investment Income	11,745

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	519
Change in Net Unrealized Appreciation (Depreciation) From Investments	(531)
Net Loss on Investments	(12)
Increase in Net Assets from Operations	$11,733

†	For the period January 5, 2015 (inception date) to July 31, 2015.

See Notes to Financial Statements.

30	Ultra Short Obligations Portfolio 2015 Annual Report

Statement of changes in net assets

For the Period Ended July 31,	2015†

Operations:
Net investment income	$11,745
Net realized gain	519
Change in net unrealized appreciation (depreciation)	(531)
Increase in Net Assets from Operations	11,733

Capital Transactions:
Proceeds from contributions	15,314,440
Value of withdrawals	(208,492)
Increase in Net Assets from Capital Transactions	15,105,948
Increase in Net Assets	15,117,681

Net Assets:
Beginning of period	—
End of period	$15,117,681

†	For the period January 5, 2015 (inception date) to July 31, 2015.

See Notes to Financial Statements.

Ultra Short Obligations Portfolio 2015 Annual Report	31

Financial highlights

For the years ended July 31, unless otherwise noted:
2015[1]

Net assets, end of period (millions)	$15
Total return[2]	0.08%

Ratios to average net assets:
Gross expenses[3]	0.97%
Net expenses[3,4]	0.18
Net investment income[3]	0.14

Portfolio turnover rate	0%

[1]	For the period January 5, 2015 (inception date) to July 31, 2015.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

32	Ultra Short Obligations Portfolio 2015 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Ultra Short Obligations Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At July 31, 2015, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the

Ultra Short Obligations Portfolio 2015 Annual Report	33

Notes to financial statements (cont’d)

Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

34	Ultra Short Obligations Portfolio 2015 Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Corporate bonds & notes	—	$2,976,405	—	$2,976,405
Total long-term investments	—	2,976,405	—	2,976,405
Short-term investments:
Bank notes	—	250,019	—	250,019
Certificates of deposit	—	5,955,804	—	5,955,804
Commercial paper	—	5,552,379	—	5,552,379
Time deposits	—	423,000	—	423,000
Total short-term investments	—	12,181,202	—	12,181,202
Total investments	—	$15,157,607	—	$15,157,607

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Method of allocation. Net investment income and net realized and unrealized gains and/or losses of the Portfolio are allocated pro rata, based on respective ownership interests, among investors in the Portfolio.

(d) Concentration risk. Under normal circumstances, the Portfolio will invest at least 25% of its assets in securities issued by companies in the financial services industry. The

Ultra Short Obligations Portfolio 2015 Annual Report	35

Notes to financial statements (cont’d)

Portfolio is more susceptible to any economic, business, political, regulatory or other developments that adversely affect issuers in the financial services industry than a fund that does not concentrate its investments in the financial services industry.

(e) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(h) Organization costs. Organization costs associated with the establishment of the Portfolio are charged to expense as they are incurred.

(i) Offering costs. Costs incurred by the Portfolio in connection with the commencement of the Portfolio’s operations are being amortized on a straight line basis over twelve months.

(j) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions and has concluded that as of July 31, 2015, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

36	Ultra Short Obligations Portfolio 2015 Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio does not pay an investment management fee.

Expense amounts may be voluntarily waived and/or reimbursed from time to time.

During the period ended July 31, 2015, fees waived and/or expenses reimbursed amounted to $67,777.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive placement agent.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the period ended July 31, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	—
Sales	—

At July 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,207
Gross unrealized depreciation	(1,738)
Net unrealized depreciation	$(531)

4. Derivative instruments and hedging activities

During the period ended July 31, 2015, the Portfolio did not invest in any derivative instruments.

Ultra Short Obligations Portfolio 2015 Annual Report	37

Report of independent registered public

accounting firm

The Board of Trustees and Investors

Master Portfolio Trust:

We have audited the accompanying statement of assets and liabilities of Ultra Short Obligations Portfolio (the “Portfolio”), a series of Master Portfolio Trust, including the schedule of investments, as of July 31, 2015, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from January 5, 2015 (inception date) to July 31, 2015. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ultra Short Obligations Portfolio as of July 31, 2015, and the results of its operations, the changes in its net assets and the financial highlights for the period from January 5, 2015 (inception date) to July 31, 2015, in conformity with U.S. generally accepted accounting principles.

New York, New York

September 17, 2015

38	Ultra Short Obligations Portfolio 2015 Annual Report

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Ultra Short Obligations Portfolio (the “Portfolio”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Portfolio is set forth below.

The Portfolio’s registration statement includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926 or 1-203-703-6002.

Independent Trustees†:
Elliott J. Berv
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Jane F. Dasher
Year of birth	1949
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Mark T. Finn
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); Principal/Member, Balvan Partners (investment management) (2002 to 2009)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

30	Ultra Short Obligations Portfolio

Independent Trustees cont’d
Stephen R. Gross
Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years	Chairman Emeritus (since 2011) and formerly Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1974 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Advisors, LLC (since 2011); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Richard E. Hanson, Jr.
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired; formerly Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Diana R. Harrington
Year of birth	1940
Position(s) with Trust	Trustee and Chair
Term of office[1] and length of time served[2]	Since 1992 (Chair of the Board since 2013)
Principal occupation(s) during past five years	Babson Distinguished Professor of Finance, Babson College (since 1992)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Susan M. Heilbron
Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); formerly, General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); formerly, Senior Vice President, New York State Urban Development Corporation (1984 to 1986); formerly, Associate, Cravath, Swaine & Moore (1980 to 1984) and (1977 to 1979)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); formerly, Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); formerly, Director, Alexander’s Inc. (department store) (1987 to 1990)

Ultra Short Obligations Portfolio	31

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
Susan B. Kerley
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Director and Trustee (since 1990) and formerly, Chairman (2005 to 2012) of various series of MainStay Family of Funds (66 funds); Investment Company Institute (ICI) Board of Governors (2006 to 2014); ICI Executive Committee (2011 to 2014); Chairman of the Independent Directors Council (2012 to 2014)

Alan G. Merten
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	President Emeritus (since 2012) and formerly, President, George Mason University (1996 to 2012)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Director Emeritus (since 2012) and formerly, Director, Cardinal Financial Corporation (2006 to 2012); Trustee, First Potomac Realty Trust (since 2005); Director, DeVry Inc. (educational services) (since 2012); formerly, Director, Xybernaut Corporation (information technology) (2004 to 2006); formerly, Director, Digital Net Holdings, Inc. (2003 to 2004); formerly, Director, Comshare, Inc. (information technology) (1985 to 2003)

R. Richardson Pettit
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	Retired; Duncan Professor of Finance Emeritus, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

32	Ultra Short Obligations Portfolio

Interested Trustee and Officer:
Jane Trust, CFA[3]
Year of birth	1962
Position(s) with Trust	Trustee, President, and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2015); Officer and/or Trustee/Director of 156 funds associated with LMPFA or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); formerly, Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); formerly, Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)
Number of funds in fund complex overseen by Trustee	147
Other board memberships held by Trustee during past five years	None

Additional Officers:
Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); formerly, AML Consultant, Rabobank Netherlands, (2009); formerly, First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

Ultra Short Obligations Portfolio	33

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Vanessa A. Williams Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1979
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Vice President of Legg Mason & Co. (since 2012); Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); formerly, Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (2011 to 2013); formerly, Senior Compliance Officer of Legg Mason & Co. (2008 to 2011); formerly, Compliance Analyst of Legg Mason & Co. (2006 to 2008) and Legg Mason & Co. predecessors (prior to 2006)

Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel — U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

34	Ultra Short Obligations Portfolio

Additional Officers cont’d
Richard F. Sennett Legg Mason 100 International Drive, 7th Floor, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); formerly, Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

Steven Frank Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1967
Position(s) with Trust	Treasurer
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during past five years	Vice President of Legg Mason & Co. and Legg Mason & Co. predecessors (since 2002); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly, Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010); formerly, Assistant Controller of certain mutual funds associated with Legg Mason & Co. predecessors (prior to 2005)

Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Portfolio within the meaning of section 2(a)(19) of the 1940 Act.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]

Effective June 1, 2015, Ms. Trust became a Trustee. Ms. Trust is an “interested person” of the Portfolio, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

Ultra Short Obligations Portfolio	35

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending July 31, 2014 and July 31, 2015 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $42,000 in 2014 and $42,400 in 2015.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in 2014 and $0 in 2015.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $5,400 in 2014 and $5,450 in 2015. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Income Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Master Portfolio Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Master Portfolio Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2014 and 2015; Tax Fees were 100% and 100% for 2014 and 2015; and Other Fees were 100% and 100% for 2014 and 2015.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Master Portfolio Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Master Portfolio Trust during the reporting period were $0 in 2015.

(h) Yes. Master Portfolio Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Master Portfolio Trustor to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act .The Audit Committee consists of the following Board members:

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2015